Share capital, share premium and own shares (Tables)	6 Months Ended
Jun. 30, 2022
Share capital, share premium and own shares
Schedule of reconciliation of issued shares

	30 Jun 2022			31 Dec 2021
	Number of			Number of
	ordinary	Share	Share	ordinary	Share	Share
Issued shares of 5p each	shares	capital	premium	shares	capital	premium
fully paid:		$m	$m		$m	$m
Balance at beginning of period	2,746,412,265	182	5,010	2,609,489,702	173	2,637
Shares issued under share-based schemes	2,902,591	—	—	6,142,213	—	8
Shares issued under Hong Kong public offer and international placing in 2021note	—	—	—	130,780,350	9	2,365
Balance at end of period	2,749,314,856	182	5,010	2,746,412,265	182	5,010

Summary of options outstanding under save as you earn schemes to subscribe for shares

Options outstanding under save as you earn schemes to subscribe for shares at each period end shown below are as follows:

	Number of shares	Share price range				Exercisable
	to subscribe for	from		to		by year
30 Jun 2022	1,734,638	964	p	1,455	p	2027
31 Dec 2021	2,022,535	964	p	1,455	p	2027

Summary of purchases of own shares in respect of employee incentive plans

	Number of shares
	purchased	Cost
	(in millions)	$m
Half year 2022	5.2	69.9
Full year 2021	3.8	81.2

The cost in USD shown has been calculated from the share prices in pounds sterling using the monthly average exchange rate for the month in which those shares were purchased.